UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
						Washington, D.C. 20549

 							Form 13F
																							FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30th, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
			          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sprott Asset Management Inc

Address: 200 Bay Street, Suite 2700
         Toronto, Ontario Canada
         M5J 2J1



Form 13F File Number: 28- Initial Filing

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Neal Nenadovic
Title:Chief Financial Officer
Phone:416-943-6721

Signature, Place, and Date of Signing:

 Neal Nenadovic     Toronto, Ontario, Canada    October 26th, 2005


Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $ 887,962  (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.


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                                                     FORM 13F  INFORMATION TABLE

Name Of Issuer               Title Of      Cusip        Value        Shares    Sh/ Put/    Invstmt    Other      Voting Authority
                             Class                   (x$1000)       Prn/Amt    Prn Call    Discrtn    Mgrs        Sole Shared None
Activision Inc New           Com New       004930202       284        12,000    Sh         Sole                  12,000
Agnico-Eagle Mines Ltd       Com           008474108       600        30,000    Sh         Sole                  30,000
Aldila Inc                   Com New       014384200     2,252        80,000    Sh         Sole                  80,000
Arch Coal Inc                Com           039380100    79,359     1,013,000    Sh         Sole               1,013,000
Banro Corp.                  Com           066800103    13,592     1,562,300    Sh         Sole               1,562,300
Cambior Inc                  Com           13201L103       373       151,770    Sh         Sole                 151,770
Carrizo Oil & Co Inc         Com           144577103     2,717        79,900    Sh         Sole                  79,900
Contango Oil & Gas Company   Com           21075N204       489        35,000    Sh         Sole                  35,000
Cutera Inc                   Com           232109108       151         5,000    Sh         Sole                   5,000
Delta Pete Corp              Com New       247907207   193,902     8,127,976    Sh         Sole               8,127,976
Desert Sun Mng Corp          Com           25043V107       454       216,250    Sh         Sole                 216,250
Drdgold Ltd                  Sponsored Adr 26152H103     2,391     1,482,300    Sh         Sole               1,482,300
Eldorado Gold                Com           284902103     4,000       973,077    Sh         Sole                 973,077
Extendicare Inc Cda          Sub Vtg Sh    30224T871     1,021        50,000    Sh         Sole                  50,000
Flexible Solutions Intl Inc  Com           33938T104     2,748       611,744    Sh         Sole                 611,744
Fording Cdn Coal Tr          Trust Unit    345425102       178         3,600    Sh         Sole                   3,600
Gammon Lake Res Inc          Com           364915108       333        35,000    Sh         Sole                  35,000
Glencairn Gold Corp          Com           377903109     2,970     6,000,000    Sh         Sole               6,000,000
Goodrich Pete Corp           Com New       382410405     1,771        65,000    Sh         Sole                  65,000
Iamgold Corp                 Com           450913108     9,383     1,100,000    Sh         Sole               1,100,000
Ima Exploration Inc          Com           449664101    16,135     4,137,100    Sh         Sole               4,137,100
Kfx Inc                      Com           48245L107     7,901       397,900    Sh         Sole                 397,900
Laserscope                   Com           518081104    19,296       590,000    Sh         Sole                 590,000
Meridian Gold Inc            Com           589975101     7,605       300,000    Sh         Sole                 300,000
Metallica Res Inc            Com           59125J104     5,673     3,151,900    Sh         Sole               3,151,900
Minefinders  Ltd             Com           602900102    11,865     2,100,000    Sh         Sole               2,100,000
New Gold Inc Cda             Com           644535106     5,900     1,000,000    Sh         Sole               1,000,000
Newmont Mining Corp          Com           651639106     5,475       100,000    Sh         Sole                 100,000
Novagold Res Inc             Com           66987E206    43,260     4,636,637    Sh         Sole               4,636,637
Orezone Res Inc              Com           685921108    15,777     7,204,200    Sh         Sole               7,204,200
Pan American Silver Corp     Com           697900108     5,105       250,000    Sh         Sole                 250,000
Precision Drilling Corp      Com           74022D100    11,302       305,000    Sh         Sole                 305,000
Queenstake Res Ltd Yukon     Com           748314101    25,079   100,315,200    Sh         Sole             100,315,200
Randgold Res Ltd             Adr           752344309    10,035       550,000    Sh         Sole                 550,000
Range Res Corp               Com           75281A109     2,689        60,000    Sh         Sole                  60,000
Research In Motion Ltd       Com           760975102       793        10,000    Sh         Sole                  10,000
Richmont Mines Inc           Com           76547T106     7,484     1,428,162    Sh         Sole               1,428,162
Rubicon Minerals Corp        Com           780911103     4,672     5,871,500    Sh         Sole               5,871,500
Silver Wheaton Corp          Com           828336107     5,577     1,100,000    Sh         Sole               1,100,000
Southwestern Energy Co       Com           845467109     9,371       110,000    Sh         Sole                 110,000
Syneron Medical Ltd          Ord Shs       M87245102    91,814     2,165,000    Sh         Sole               2,165,000
Take-Two Interactive Sftw    Com           874054109     1,410        55,000    Sh         Sole                  55,000
Fnx Mng Co Inc               Com           30253R101    48,879     3,203,100    Sh         Sole               3,203,100
Tower Group Inc              Com           891777104       877        50,000    Sh         Sole                  50,000
Ultra Petroleum Corp         Com           903914109   154,569     2,340,600    Sh         Sole               2,340,600
Vaalco Energy Inc            Com New       91851C201     8,004     1,707,000    Sh         Sole               1,707,000
Western Silver Corp          Com           959531104    42,447     4,340,173    Sh         Sole               4,340,173

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